United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: March 31, 2010

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       May 11, 2010
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____74_______

Form 13F Information Table Value Total: $___124,209____
                                          (thousands)

COLUMN 1				COLUMN 2	COLUMN 3

NAME OF ISSUER				TITLE OF CLASS	CUSIP
3M Company				COMMON STOCK	88579Y101
Abbott Labs				COMMON STOCK	002824100
Air Products & Chemicals		COMMON STOCK	009158106
Allergan				COMMON STOCK	018490102
Allstate				COMMON STOCK	020002101
American Express			COMMON STOCK	025816109
AT&T					COMMON STOCK	00206R102
Automatic Data Processing		COMMON STOCK	053015103
Baxter International			COMMON STOCK	071813109
Berkshire Hathaway			COMMON STOCK	084670108
Biotechnology Index Fund		ETFs		464287556
Boeing					COMMON STOCK	097023105
Bristol Myers Squibb			COMMON STOCK	110122108
Castle Brands				COMMON STOCK	148435100
Caterpillar				COMMON STOCK	149123101
Chevron Texaco				COMMON STOCK	166764100
Cisco Systems				COMMON STOCK	17275R102
Clean Energy Fuels			COMMON STOCK	184499101
Coca Cola				COMMON STOCK	191216100
Colgate-Palmolive Co			COMMON STOCK	194162103
ConocoPhilips				COMMON STOCK	20825C104
Corporate Office Properties Trust	COMMON STOCK	22002T108
CVS					COMMON STOCK	126650100
Deere					COMMON STOCK	244199105
Devon Energy				COMMON STOCK	25179M103
Disney, Walt				COMMON STOCK	254687106
Dominion Resources			COMMON STOCK	25746U109
Duke Energy				COMMON STOCK	26441C105
EMC					COMMON STOCK	268648102
Emerson Electric			COMMON STOCK	291011104
Exelon					COMMON STOCK	30161N101
Exxon Mobil				COMMON STOCK	30231G102
General Electric			COMMON STOCK	369604103
Google					COMMON STOCK	38259P508
GTSI					COMMON STOCK	36238K103
Honeywell				COMMON STOCK	438516106
Hooper Holmes				COMMON STOCK	439104100
International Business Machine		COMMON STOCK	459200101
iShares Barclays 1-3Year Treasury Index ETFs		464287457
iShares Barclays TIP Bond Fund		ETFs		464287176
iShares Goldman Sachs Semiconductor Index ETFs		464287523
iShares High Yield Corporate Bond Fund	ETFs		464288513
iShares MSCI EAFE Index fund		ETFs		464287465
iShares MSCI Emerging Markets 		ETFs		464287234
iShares S&P 400 Midcap Index		ETFs		464287507
iShares S&P 500 Index			ETFs		464287200
iShares Trust Dow Jones US Tech Sector	ETFs		464287721
Johnson & Johnson			COMMON STOCK	478160104
JP Morgan Chase				COMMON STOCK	46625H100
Kimberly-Clark				COMMON STOCK	494368103
Marathon Oil				COMMON STOCK	565849106
McCormick & Co.				COMMON STOCK	579780206
Microsoft 				COMMON STOCK	594918104
Nike					COMMON STOCK	654106103
Occidental Petroleum 			COMMON STOCK	674599105
Omnicom Group				COMMON STOCK	681919106
Oracle					COMMON STOCK	68389X105
Pepsico					COMMON STOCK	713448108
Philip Morris International		COMMON STOCK	718172109
Procter & Gamble			COMMON STOCK	742718109
S&P 400 Midcap Index Trust		ETFs		78467Y107
S&P Financial Sector SPDR		COMMON STOCK	81369Y605
S&P Technology Sector SPDR		ETFs		81369Y803
Sandy Spring Bancorp			COMMON STOCK	800363103
Schlumberger				COMMON STOCK	806857108
SPDR Barclays Capital Covertible Bond ETF ETFs		78464A359
SPDR KBW Regional Banking Index		COMMON STOCK	78464A698
SunTrust Banks				COMMON STOCK	867914103
Time Warner Inc Com NEW			COMMON STOCK	887317303
Travelers Group				COMMON STOCK	89417E109
United Technologies			COMMON STOCK	913017109
Unitedhealth Group 			COMMON STOCK	91324P102
Verizon					COMMON STOCK	92343V104
Wal Mart Stores				COMMON STOCK	931142103



COLUMN 1				COLUMN 4 COLUMN 5	COLUMN 6
					VALUE			INVESTMENT
NAME OF ISSUER	 			(X$1000) SHARES 	DISCRETION
3M Company	 			2,300 	 27,520 	SOLE
Abbott Labs	 			1,861 	 35,319 	SOLE
Air Products & Chemicals	 	1,858 	 25,130 	SOLE
Allergan	 			1,382 	 21,150 	SOLE
Allstate	 			1,573 	 48,670 	SOLE
American Express	 		895 	 21,700 	SOLE
AT&T	 				991 	 38,363 	SOLE
Automatic Data Processing	 	1,559 	 35,068 	SOLE
Baxter International	 		1,405 	 24,143 	SOLE
Berkshire Hathaway	 		1,827 	 15 		SOLE
Biotechnology Index Fund	 	1,863 	 20,490 	SOLE
Boeing	 				1,184 	 16,309 	SOLE
Bristol Myers Squibb	 		2,083 	 78,000 	SOLE
Castle Brands	 			3 	 11,700 	SOLE
Caterpillar	 			443 	 7,050 		SOLE
Chevron Texaco	 			3,063 	 40,395 	SOLE
Cisco Systems	 			674 	 25,895 	SOLE
Clean Energy Fuels	 		232 	 10,200 	SOLE
Coca Cola	 			1,157 	 21,040 	SOLE
Colgate-Palmolive Co	 		957 	 11,225 	SOLE
ConocoPhilips	 			2,111 	 41,260 	SOLE
Corporate Office Properties Trust	2,103 	 52,400 	SOLE
CVS	 				653 	 17,852 	SOLE
Deere	 				1,543 	 25,950 	SOLE
Devon Energy	 			1,213 	 18,824 	SOLE
Disney, Walt	 			1,886 	 54,035 	SOLE
Dominion Resources	 		902 	 21,950 	SOLE
Duke Energy	 			482 	 29,520 	SOLE
EMC	 				1,445 	 80,122 	SOLE
Emerson Electric	 		2,016 	 40,039 	SOLE
Exelon	 				1,093 	 24,943 	SOLE
Exxon Mobil	 			2,285 	 34,112 	SOLE
General Electric	 		1,373 	 75,426 	SOLE
Google	 				462 	 814 		SOLE
GTSI	 				56 	 10,000 	SOLE
Honeywell	 			1,428 	 31,550 	SOLE
Hooper Holmes	 			9 	 10,000 	SOLE
International Business Machine	 	2,702 	 21,069 	SOLE
iShares Barclays 1-3Year Treasury Index	1,581 	 18,960 	SOLE
iShares Barclays TIP Bond Fund	 	8,203 	 78,950 	SOLE
iShares Goldman Sachs Semiconductor Index 432 	 8,750 		SOLE
iShares High Yield Corporate Bond Fund	2,603 	 29,460 	SOLE
iShares MSCI EAFE Index fund	 	2,035 	 36,360 	SOLE
iShares MSCI Emerging Markets 	 	1,974 	 46,870 	SOLE
iShares S&P 400 Midcap Index	 	224 	 2,850 		SOLE
iShares S&P 500 Index	 		2,774 	 23,640 	SOLE
iShares Trust Dow Jones US Tech Sector	3,082 	 52,785 	SOLE
Johnson & Johnson	 		3,212 	 49,270 	SOLE
JP Morgan Chase	 			2,274 	 50,816 	SOLE
Kimberly-Clark	 			736 	 11,700 	SOLE
Marathon Oil	 			675 	 21,320 	SOLE
McCormick & Co.	 			1,951 	 50,850 	SOLE
Microsoft 	 			2,524 	 86,226 	SOLE
Nike	 				1,181 	 16,070 	SOLE
Occidental Petroleum 	 		654 	 7,734 		SOLE
Omnicom Group	 			610 	 15,722 	SOLE
Oracle	 				536 	 20,858 	SOLE
Pepsico	 				1,338 	 20,220 	SOLE
Philip Morris International	 	537 	 10,294 	SOLE
Procter & Gamble	 		2,518 	 39,802 	SOLE
S&P 400 Midcap Index Trust	 	916 	 6,400 		SOLE
S&P Financial Sector SPDR	 	166 	 10,400 	SOLE
S&P Technology Sector SPDR	 	773 	 33,450 	SOLE
Sandy Spring Bancorp	 		202 	 13,481 	SOLE
Schlumberger	 			1,763 	 27,774 	SOLE
SPDR Barclays Capital Covertible Bond ETF 2,932	 74,900 	SOLE
SPDR KBW Regional Banking Index	 	439 	 16,750 	SOLE
SunTrust Banks	 			13,314 	 496,964 	SOLE
Time Warner Inc Com NEW	 		313 	 10,000 	SOLE
Travelers Group	 			404 	 7,486 		SOLE
United Technologies	 		3,373 	 45,817 	SOLE
Unitedhealth Group 	 		3,020 	 92,434 	SOLE
Verizon	 				2,487 	 80,188 	SOLE
Wal Mart Stores	 			1,381 	 24,839 	SOLE


COLUMN 1				COLUMN 7	 COLUMN 8
					OTHER	       VOTING AUTHORITY
NAME OF ISSUER				MANAGERS  SOLE 	 SHARED  NONE
3M Company				NONE	  26720	 0	 800
Abbott Labs				NONE	  34319	 0	 1000
Air Products & Chemicals		NONE	  24030	 0	 1100
Allergan				NONE	  20000	 0	 1150
Allstate				NONE	  47520	 0	 1150
American Express			NONE	  20750	 0	 950
AT&T					NONE	  36663	 0	 1700
Automatic Data Processing		NONE	  34418	 0	 650
Baxter International			NONE	  23643	 0	 500
Berkshire Hathaway			NONE	  1	 0	 14
Biotechnology Index Fund		NONE	  19840	 0	 650
Boeing					NONE	  16109	 0	 200
Bristol Myers Squibb			NONE	  76650	 0	 1350
Castle Brands				NONE	  0	 0	 11700
Caterpillar				NONE	  7050	 0	 0
Chevron Texaco				NONE	  37736	 0	 2659
Cisco Systems				NONE	  24495	 0	 1400
Clean Energy Fuels			NONE	  0	 0	 10200
Coca Cola				NONE	  20440	 0	 600
Colgate-Palmolive Co			NONE	  10925	 0	 300
ConocoPhilips				NONE	  40760	 0	 500
Corporate Office Properties Trust	NONE	  51000	 0	 1400
CVS					NONE	  17502	 0	 350
Deere					NONE	  24150	 0	 1800
Devon Energy				NONE	  18524	 0	 300
Disney, Walt				NONE	  52535	 0	 1500
Dominion Resources			NONE	  18850	 0	 3100
Duke Energy				NONE	  27196	 0	 2324
EMC					NONE	  75972	 0	 4150
Emerson Electric			NONE	  36739	 0	 3300
Exelon					NONE	  23943	 0	 1000
Exxon Mobil				NONE	  29412	 0	 4700
General Electric			NONE	  60326	 0	 15100
Google					NONE	  564	 0	 250
GTSI					NONE	  10000	 0	 0
Honeywell				NONE	  30350	 0	 1200
Hooper Holmes				NONE	  0	 0	 10000
International Business Machine		NONE	  19549	 0	 1520
iShares Barclays 1-3Year Treasury Index NONE	  18960	 0	 0
iShares Barclays TIP Bond Fund		NONE	  75050	 0	 3900
iShares Goldman Sachs Semiconductor Index NONE	  8350	 0	 400
iShares High Yield Corporate Bond Fund	NONE	  27910	 0	 1550
iShares MSCI EAFE Index fund		NONE	  35560	 0	 800
iShares MSCI Emerging Markets 		NONE	  45370	 0	 1500
iShares S&P 400 Midcap Index		NONE	  2850	 0	 0
iShares S&P 500 Index			NONE	  23640	 0	 0
iShares Trust Dow Jones US Tech Sector	NONE	  51385	 0	 1400
Johnson & Johnson			NONE	  46370	 0	 2900
JP Morgan Chase				NONE	  49666	 0	 1150
Kimberly-Clark				NONE	  11500	 0	 200
Marathon Oil				NONE	  20320	 0	 1000
McCormick & Co.				NONE	  49250	 0	 1600
Microsoft 				NONE	  80676	 0	 5550
Nike					NONE	  15820	 0	 250
Occidental Petroleum 			NONE	  7734	 0	 0
Omnicom Group				NONE	  15722	 0	 0
Oracle					NONE	  20858	 0	 0
Pepsico					NONE	  19720	 0	 500
Philip Morris International		NONE	  10144	 0	 150
Procter & Gamble			NONE	  37902	 0	 1900
S&P 400 Midcap Index Trust		NONE	  6400	 0	 0
S&P Financial Sector SPDR		NONE	  10400	 0	 0
S&P Technology Sector SPDR		NONE	  31950	 0	 1500
Sandy Spring Bancorp			NONE	  13481	 0	 0
Schlumberger				NONE	  25524	 0	 2250
SPDR Barclays Capital Covertible Bond ETF NONE 	  73500	 0	 1400
SPDR KBW Regional Banking Index		NONE	  16150	 0	 600
SunTrust Banks				NONE	  496964 0	 0
Time Warner Inc Com NEW			NONE	  10000	 0	 0
Travelers Group				NONE	  7486	 0	 0
United Technologies			NONE	  44317	 0	 1500
Unitedhealth Group 			NONE	  90784	 0	 1650
Verizon					NONE	  78090	 0	 2098
Wal Mart Stores				NONE	  24039	 0	 800